Scudder Kemper Investments, Inc.
                                                Two International Place
                                                Boston, MA 02110
                                                September 7, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Income Portfolio, Income with Growth Portfolio, Balanced Portfolio, Growth with Income Portfolio and Growth Portfolio (the "Portfolios"), each a series of Farmers Investment Trust (the "Trust") (File Nos.:
         333-66385, 811-09085)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Portfolios pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 1, 1999.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at 617-295-2560.

                                                    Very truly yours,


                                                    Farmers Investment Trust


                                           By:      /s/Caroline Pearson
                                                    -------------------
                                                    Caroline Pearson
                                                    Assistant Secretary